Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with non-controlling shareholders of subsidiaries:
Sales	$ 356,128	$ 227,976	$ 204,890
Dividends declared	9,894	1,462
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	83,580	47,870
Accounts payable	41,177	31,612
Other non-current liabilities	11,563	8,784
Non-controlling shareholders of subsidiaries
Transactions with non-controlling shareholders of subsidiaries:
Sales	41,974	36,500	27,343
Purchases	10,660	13,936	$ 13,380
Dividends declared	9,894	1,462
Balances with non-controlling shareholders of subsidiaries included in:
Accounts receivable	8,436	6,184
Accounts payable	$ 2,062	4,856
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries included in:
Other non-current liabilities		$ 579